RISK MANAGEMENT POLICIES - Sensitivity analysis performed reasonably possible changes in foreign exchange rates (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Foreign currency sensitivity analysis
Exchange rate variation	40.20%	31.90%
Exchange rate variation	(40.20%)	(31.90%)
Increase in profit loss	$ 2,879,151	$ 340,335
Decrease in profit loss	(2,879,151)	(340,335)
Increase in equity	2,879,151	340,335
Decrease in equity	$ (2,879,151)	$ (340,335)
US Dollar [member]
Foreign currency sensitivity analysis
Exchange rate variation	40.20%	31.90%
Exchange rate variation	(40.20%)	(31.90%)
Increase in profit loss	$ 2,687,853	$ 270,549
Decrease in profit loss	(2,687,853)	(270,549)
Increase in equity	2,687,853	270,549
Decrease in equity	$ (2,687,853)	$ (270,549)
Euro [member]
Foreign currency sensitivity analysis
Exchange rate variation	40.20%	31.90%
Exchange rate variation	(40.20%)	(31.90%)
Increase in profit loss	$ 75,960	$ 7,793
Decrease in profit loss	(75,960)	(7,793)
Increase in equity	75,960	7,793
Decrease in equity	$ (75,960)	$ (7,793)
Others [member]
Foreign currency sensitivity analysis
Exchange rate variation	40.20%	31.90%
Exchange rate variation	(40.20%)	(31.90%)
Increase in profit loss	$ 115,338	$ 61,993
Decrease in profit loss	(115,338)	(61,993)
Increase in equity	115,338	61,993
Decrease in equity	$ (115,338)	$ (61,993)